Income Tax - Current Tax Assets and Liabilities (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Major components of tax expense (income) [abstract]
Tax refund receivable (included in other current assets - other)	$ 4		$ 2
Income tax payable	$ 6,613	$ 216	$ 6,999